Non-current other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Carrying Amount of Non-Current Other Liabilities
The carrying amount of non-current other liabilities for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31,
	2025	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Non-current other liabilities	72,807	82,718	45,246
Total	$72,807	$82,718	$45,246